Net Loss per Share (Tables)	9 Months Ended
Sep. 30, 2022
Net Loss Per Share
Schedule of computation of basic and diluted net loss per share
The following table sets forth the computation of basic and diluted net loss per share for the nine months ended September 30, 2021 and 2022:

	For the Nine Months Ended September 30,
	2021	2022

	RMB in thousands, except for share and per share data
Numerator:
Net loss	(4,712,972)	(6,010,617)
Net loss attributable to noncontrolling interests	11,758	8,258

Net loss attributable to Bilibili Inc.’s shareholders for basic/dilutive net loss per share calculation	(4,701,214)	(6,002,359)

Denominator:
Weighted average number of ordinary shares outstanding, basic	376,073,065	394,452,475
Weighted average number of ordinary shares outstanding, diluted	376,073,065	394,452,475
Net loss per share, basic	(12.50)	(15.22)
Net loss per share, diluted	(12.50)	(15.22)